DEFERRED REVENUE	12 Months Ended
Dec. 31, 2023
Disclosure Of Deferred Income [Abstract]
DEFERRED REVENUE [Text Block]

19. DEFERRED REVENUE

	As at December 31,
	2023	2022
Current:
Customer advance payments (a)	3,096	6,456
Osisko - silver stream agreement (b)	7,250	5,609
Current portion of deferred revenue	10,346	12,065
Long-term portion of Osisko silver stream agreement (b)	59,720	47,620
Total deferred revenue	70,066	59,685

(a) Customer advance payments

At December 31, 2023, the Company had received advance payments from a customer on 0.8 million pound (100% basis) of copper concentrate inventory (2022 - 2.0 million pounds).

(b) Silver stream purchase and sale agreement

The Company has entered into a silver stream purchase and sale agreement with Osisko Gold Royalties Ltd. ("Osisko"), whereby the Company received upfront cash deposit payments totalling $52.7 million for the sale of an equivalent amount of its 75% share of Gibraltar payable silver production until 5.9 million ounces of silver have been delivered to Osisko. After that threshold has been met, 35% of an equivalent amount of Taseko's share of all future payable silver production from Gibraltar will be delivered to Osisko. The Company receives no further cash consideration once silver deliveries are made under the agreement.

On June 28, 2023, the Company entered into an amendment to its silver stream with Osisko and received $13,586 for the sale of an equivalent amount of its 87.5% share of Gibraltar payable silver production until 6,254,500 ounces of silver have been delivered to Osisko. After that threshold has been met, 30.625% of an equivalent amount of Taseko's share of all future payable silver production from Gibraltar will be delivered to Osisko. The amendment is accounted for as a contract modification under IFRS 15 Revenue from Contracts with Customers. The funds received are available for general working capital purposes.

The Company has recorded the deposits from Osisko as deferred revenue and recognizes amounts in revenue as silver is delivered. The amortization of deferred revenue is calculated on a per unit basis using the estimated total number of silver ounces expected to be delivered to Osisko over the life of the Gibraltar mine. The current portion of deferred revenue is an estimate based on deliveries anticipated over the next twelve months.

The following table summarizes changes in the Osisko deferred revenue:

	2023	2022
Balance as at January 1	53,229	53,500
Finance expense (Note 10)	6,652	5,711
Amortization of deferred revenue	(6,497)	(5,982)
Deferred revenue deposit (amendment to silver stream)	13,586	-
Ending balance as at December 31	66,970	53,229